SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.72%
Communication Services — 3.86%
98,401	Glu Mobile, Inc.*	$886,593
91,362	Gray Television, Inc.*	1,634,466

		2,521,059

Consumer Discretionary — 19.05%
68,867	Delta Apparel, Inc.*	1,382,161
173,530	Destination XL Group, Inc.*	46,523
27,700	G-III Apparel Group Ltd.*	657,598
10,550	Grand Canyon Education, Inc.*	982,311
20,753	Lakeland Industries, Inc.*	565,519
37,564	Malibu Boats, Inc., Class A*	2,345,496
43,469	Patrick Industries, Inc.	2,971,106
61,410	Perdoceo Education Corp.*	775,608
15,800	Ruth’s Hospitality Group, Inc.	280,134
32,820	Tilly’s, Inc., Class A	267,811
41,130	Universal Electronics, Inc.*	2,157,680

		12,431,947

Consumer Staples — 1.39%
11,480	John B Sanfilippo & Son, Inc.	905,313

Energy — 1.09%
51,040	Par Pacific Holdings, Inc.*	713,539

Financials — 17.21%
29,720	Allegiance Bancshares, Inc.	1,014,344
26,400	Amerisafe, Inc.	1,516,152
148,931	Compass Diversified Holdings LP	2,896,708
19,420	First Bancorp/Southern Pines, NC	656,979
33,650	German American Bancorp, Inc.	1,113,478
14,933	Heritage Financial Corp.	349,283
19,436	Mercantile Bank Corp.	528,076
27,630	Northrim BanCorp, Inc.	938,038
16,080	Preferred Bank/Los Angeles, CA	811,558
21,210	Stock Yards Bancorp, Inc.	858,581
11,300	Triumph Bancorp, Inc.*	548,615

		11,231,812

Health Care — 2.88%
39,690	Invacare Corp.	355,225
52,240	Lantheus Holdings, Inc.*	704,718
18,830	Surmodics, Inc.*	819,482

		1,879,425

Industrials — 28.32%
245,250	ACCO Brands Corp.	2,072,362

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

30,210	Air Transport Services Group, Inc.*	$946,781
8,830	Allied Motion Technologies, Inc.	451,213
12,030	Barrett Business Services, Inc.	820,566
10,008	Casella Waste Systems, Inc., Class A*	619,996
28,880	CBIZ, Inc.*	768,497
76,072	Columbus McKinnon Corp.	2,924,208
56,488	Ducommun, Inc.*	3,033,406
7,220	Ennis, Inc.	128,877
33,016	Greenbrier Cos., Inc. (The)	1,201,122
22,190	Harsco Corp.*	398,976
33,320	Insteel Industries, Inc.	742,036
35,150	Lydall, Inc.*	1,055,555
19,099	Marten Transport Ltd.	329,076
11,100	Miller Industries, Inc.	422,022
19,000	Northwest Pipe Co.*	537,700
15,603	NV5 Global, Inc.*	1,229,204
3,300	Standex International Corp.	255,816
12,999	Willdan Group, Inc.*	542,058

		18,479,471

Information Technology — 16.75%
103,850	AXT, Inc.*	993,844
30,690	Cohu, Inc.	1,171,744
100,810	Mitek Systems, Inc.*	1,792,402
30,860	Model N, Inc.*	1,101,085
39,400	Napco Security Technologies, Inc.*	1,033,068
13,113	Novanta, Inc.*	1,550,219
17,962	PC Connection, Inc.*	849,423
52,506	Sapiens International Corp. NV	1,607,209
26,515	Vishay Precision Group, Inc.*	834,692

		10,933,686

Materials — 4.45%
84,759	FutureFuel Corp.	1,076,439
28,737	Koppers Holdings, Inc.*	895,445
17,510	UFP Technologies, Inc.*	815,966
15,878	Universal Stainless & Alloy Products, Inc.*	118,768

		2,906,618

Real Estate — 2.77%
20,200	Community Healthcare Trust, Inc., REIT	951,622
57,800	UMH Properties, Inc., REIT	856,018

		1,807,640

Utilities — 0.95%
14,040	Unitil Corp.	621,551

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

December 31, 2020 (Unaudited)

Shares		Value

Total Common Stocks		64,432,061

(Cost $36,593,334)

Exchange Traded Funds — 0.91%
3,900	iShares Nasdaq Biotechnology	$590,811

Total Exchange Traded Funds		590,811

(Cost $424,100)

Investment Company — 0.69%
449,548	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	449,548

Total Investment Company		449,548

(Cost $449,548)

Total Investments		$65,472,420
(Cost $37,466,982) — 100.32%

Liabilities in excess of other assets — (0.32)%		(205,817)

NET ASSETS — 100.00%		$65,266,603

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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